ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
	2025	2024
Trade payables	$81,618	$183,717
Accrued liabilities	14,274	44,981
	$95,892	$228,698